Impairments and disposals (Tables)	12 Months Ended
Dec. 31, 2025
Impairment and disposals [Abstract]
Disclosure of the main gains and losses due to impairment and disposals [Table Text Block]

2025
(Million euro)	Impact on profit/(loss) before tax	Impact on profit/(loss) after tax
AGS Sale	272	272
Capital gains and disposals	272	272
Chilean Mining Services	(14)	(14)
Energy assets	(7)	(7)
Other	(41)	(41)
Impairment gains/(losses)	(62)	(62)
TOTAL IMPAIRMENT AND DISPOSALS	210	210

2024
(Million euro)	Impact on profit/(loss) before tax	Impact on profit/(loss) after tax
19,75% HAH Sale	2,023	2,023
5% IRB Sale	132	116
Serveo Sale	33	32
Equity-accounted availability Highways assets	19	19
Vertiports sale	2	2
Capital gains and disposals	2,209	2,192
Impairment gains/(losses)	(1)	(1)
TOTAL IMPAIRMENT AND DISPOSALS	2,208	2,191

2023
(Million euro)	Impact on profit/(loss) before tax	Impact on profit/(loss) after tax
Azores sale	39	41
Capital gains and disposals	39	41
Aravia	(2)	(2)
Zity Sale	(2)	(2)
Impairment gains/(losses)	(4)	(4)
TOTAL IMPAIRMENT AND DISPOSALS	35	37